Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
REX FANG & Innovation Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX FANG & Innovation Equity Premium Income ETF
Class Name	REX FANG & Innovation Equity Premium Income ETF
Trading Symbol	FEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX FANG & Innovation Equity Premium Income ETF for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/fepi. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/fepi
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX FANG & Innovation Equity Premium Income ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform?

• For the period of August 1, 2024, to July 31, 2025, the REX FANG & Innovation Equity Premium ETF (the “Fund”) returned 13.38%.

• In comparison, the S&P 500® Index returned 16.33% during the same period.

What affected the Fund’s performance?

• Stocks in the S&P 500® Index generally rose during the period, particularly those of companies in the technology sector, which comprise a significant portion of the index.

• The Fund’s equity holdings mirror the Solactive FANG Innovation Index, an index of highly liquid technology stocks. As a result, the Fund’s performance generally tracked that of the S&P 500® Index during the period but experienced more volatility related to the concentration of technology stocks in the Fund’s portfolio relative to the S&P 500® Index.

• The Fund’s strategy of selling covered calls caused performance to depend not only on the price returns of the individual equity holdings, but also on the paths that the prices of the individual stocks took over time. In some cases, significant upside volatility during the period led to reduced participation in equity price gains for the Fund versus both the Solactive FANG Innovation Index and the S&P 500® Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	One Year	Average Annual Total Return Since Inception
REX FANG & Innovation Equity Premium Income ETF	13.49%	21.34%
S&P 500® Index	16.33%	24.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/fepi for more recent performance information.
Net Assets	$ 489,932,940
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 2,787,574
Investment Company, Portfolio Turnover	128.92%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$489,932,940
Number of Holdings	49
Total Advisory Fee	$2,787,574
Portfolio Turnover Rate	128.92%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Advanced Micro Devices	7.47%
Meta Platforms, Inc.	7.14%
Microsoft Corp.	6.96%
Broadcom, Inc.	6.92%
Tesla, Inc.	6.51%
Netflix, Inc.	6.11%
Micron Technology, Inc.	4.23%
Alphabet, Inc. Class A	4.22%
Amazon.com, Inc.	4.21%
Nvidia Corp.	4.21%